Financial risk management objectives and policies - Foreign currency risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) country	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Foreign currency risk
Number of hyperinflationary countries in which group operates | country	3
Borrowings	$ 28,622	$ 29,232	$ 30,781
Cash	$ 1,325	$ 1,411	$ 1,461
Maximum
Foreign currency risk
Typical currency exposure period on working capital balances	3 months
All currencies except US
Foreign currency risk
Percentage of entity's revenue	60.00%
Pound sterling
Foreign currency risk
Percentage of interest-bearing loans and borrowings	2.00%
Euro
Foreign currency risk
Percentage of interest-bearing loans and borrowings	16.00%
Interest rates
Foreign currency risk
Increase (decrease) in interest expense due to reasonably possible increase in risk assumption	$ 25
Increase (Decrease) in interest income due to reasonably possible increase in risk assumption	$ 58
Reasonably possible increase or decrease in risk assumption	1.00%
Reasonably possible increase in risk assumption	1.00%	1.00%	1.00%
Reasonably possible decrease in risk assumption	1.00%	1.00%	1.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 1,361	$ 1,317	$ 1,978
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	$ (1,534)	$ (1,490)	$ (2,106)
Exchange rates
Foreign currency risk
Reasonably possible increase or decrease in risk assumption	10.00%
Reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Reasonably possible decrease in risk assumption	10.00%	10.00%	10.00%
Increase/(decrease) in fair value of financial instruments ($m) due to increase in risk component	$ 196	$ 81	$ 82
Increase/(decrease) in fair value of financial instruments ($m) due to decrease in risk component	(212)	(89)	(85)
Impact on profit: (loss)/gain ($m) due to increase in risk component	134	26	24
Impact on profit: (loss)/gain ($m) due to decrease in risk component	(128)	(15)	(9)
Impact on equity: gain/(loss) ($m) due to increase in risk component	62	55	58
Impact on equity: gain/(loss) ($m) due to decrease in risk component	$ (83)	$ (74)	$ (76)
Exchange rates | US
Foreign currency risk
Reasonably possible increase in risk assumption	10.00%
Reasonably possible decrease in risk assumption	10.00%